Employee Benefits (Details Textual)	12 Months Ended
Dec. 31, 2017
Employee Benefits (Textual)
Description of retirement benefit plan termination terms	Terminate the employment of 163 permanent employees in each of the years 2015-2021 (Bezeq's right is cumulative for the period).
Description of retirement benefit plan	In 2017, expenses of the early retirement plan amounted to NIS 23.
Actuarial assumptions discount rate	0.50%
Actuarial assumptions future salary increase	0.50%
Actuarial assumptions employees leaving rate	5.00%
Expected individual wage growth assumed	2019-2026